Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	37
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes		$-	-	$-	-	$-
Class A-2 Notes		$-	-	$-	-	$-
Class A-3 Notes		$-	-	$-	-	$-
Class A-4 Notes		$90,750,815.62	0.7783089	$79,838,375.25	0.6847202	$10,912,440.36
Class B Notes		$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes		$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities		$156,930,815.62	0.1704325	$146,018,375.25	0.1585812	$10,912,440.36

Weighted Avg. Coupon (WAC)		4.64%		4.66%
Weighted Avg. Remaining Maturity (WARM)		26.36		25.47
Pool Receivables Balance		$196,174,241.90		$184,811,792.02
Remaining Number of Receivables		26,409		25,859

Adjusted Pool Balance		$190,491,025.48		$179,578,585.12

III. COLLECTIONS

Principal:
Principal Collections	$11,125,941.81
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$164,197.25
Total Principal Collections	$11,290,139.06

Interest:
Interest Collections	$748,192.90
Late Fees & Other Charges	$26,246.41
Interest on Repurchase Principal	$-
Total Interest Collections	$774,439.31

Collection Account Interest	$174.18
Reserve Account Interest	$75.76
Servicer Advances	$-

Total Collections	$12,064,828.31

1 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	37
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$12,064,828.31
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$16,791,618.43

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$163,478.53	$-	$163,478.53	$163,478.53
Collection Account Interest					$174.18
Late Fees & Other Charges					$26,246.41
Total due to Servicer					$189,899.12

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$134,613.71		$134,613.71

Total Class A interest:		$134,613.71		$134,613.71	$134,613.71

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$11,590,462.56

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$10,912,440.36

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$10,912,440.36
Class A Notes Total:		$10,912,440.36		$10,912,440.36
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$10,912,440.36

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					678,022.20

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,683,216.42
Beginning Period Amount	$5,683,216.42
Current Period Amortization	$450,009.52
Ending Period Required Amount	$5,233,206.90
Ending Period Amount	$5,233,206.90
Next Distribution Date Amount	$4,802,538.80

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		17.62%	18.69%	18.69%

2 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	37
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.79%	25,545	98.28%	$181,635,964.99
30 - 60 Days	0.95%	245	1.32%	$2,433,006.90
61 - 90 Days	0.18%	46	0.27%	$497,366.50
91 + Days	0.09%	23	0.13%	$245,453.63
		25,859		$184,811,792.02
Total
Delinquent Receivables 61 + days past due	0.27%	69	0.40%	$742,820.13
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.33%	88	0.48%	$942,841.00
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	96	0.48%	$1,010,157.31
Three-Month Average Delinquency Ratio	0.32%		0.46%

Repossession in Current Period		16		$149,258.62
Repossession Inventory		26		$71,032.92

Charge-Offs
Gross Principal of Charge-Off for Current Period				$236,508.07
Recoveries				$(164,197.25)
Net Charge-offs for Current Period				$72,310.82

Beginning Pool Balance for Current Period				$196,174,241.90

Net Loss Ratio				0.44%
Net Loss Ratio for 1st Preceding Collection Period				0.15%
Net Loss Ratio for 2nd Preceding Collection Period				0.32%
Three-Month Average Net Loss Ratio for Current Period				0.30%

Cumulative Net Losses for All Periods				$6,064,197.88
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$428,972.23
Number of Extensions				42

The undersigned hereby certifies that the foregoing information is complete and that no Servicer Termination Event has occurred.

HYUNDAI CAPITAL AMERICA, AS SERVICER

By:
Name:	Sukjin Oh
Title:	Treasurer
Date:	March 10, 2014

3 of 3